UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2019

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2019

     MFS® Global Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

GLB-SEM

MFS® Global Bond Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions. Interest rates have fallen as a result of these challenges, and easier central bank policies are anticipated by markets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Fixed income sectors (i)
Investment Grade Corporates	27.4%
Non-U.S. Government Bonds	18.3%
Emerging Markets Bonds	12.2%
U.S. Treasury Securities	8.1%
High Yield Corporates	5.9%
Mortgage-Backed Securities	4.8%
Collateralized Debt Obligations	3.0%
Commercial Mortgage-Backed Securities	0.9%
Municipal Bonds	0.2%
U.S. Government Agencies	0.1%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	12.0%
AA	5.5%
A	17.2%
BBB	28.6%
BB	5.7%
B	5.1%
U.S. Government	17.0%
Federal Agencies	4.9%
Not Rated	(15.0)%
Cash & Cash Equivalents	2.5%
Other	16.5%

Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	10.6 yrs.

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Issuer country weightings (i)(x)
United States	65.3%
Japan	7.9%
United Kingdom	5.1%
Spain	4.8%
Canada	3.8%
Greece	3.2%
Australia	3.0%
Portugal	2.3%
Germany	(13.7)%
Other Countries	18.3%

Currency exposure weightings (i)(y)
United States Dollar	44.2%
Euro	23.4%
Japanese Yen	18.1%
British Pound Sterling	4.6%
Norwegian Krone	2.6%
Indian Rupee	1.5%
Australian Dollar	1.2%
South Korean Won	1.2%
Mexican Peso	1.0%
Other Currencies	2.2%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2018 through May 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2018 through May 31, 2019.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/18	Ending Account Value 5/31/19	Expenses Paid During Period (p) 12/01/18-5/31/19
A	Actual	1.05%	$1,000.00	$1,065.48	$5.41
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
B	Actual	1.80%	$1,000.00	$1,060.63	$9.25
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
C	Actual	1.80%	$1,000.00	$1,060.63	$9.25
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
I	Actual	0.80%	$1,000.00	$1,067.00	$4.12
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
R1	Actual	1.80%	$1,000.00	$1,061.82	$9.25
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
R2	Actual	1.30%	$1,000.00	$1,064.51	$6.69
	Hypothetical (h)	1.30%	$1,000.00	$1,018.45	$6.54
R3	Actual	1.05%	$1,000.00	$1,065.75	$5.41
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
R4	Actual	0.80%	$1,000.00	$1,067.06	$4.12
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
R6	Actual	0.69%	$1,000.00	$1,067.69	$3.56
	Hypothetical (h)	0.69%	$1,000.00	$1,021.49	$3.48

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.6%

Issuer	Shares/Par		Value ($)
Aerospace - 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$520,000	$514,592
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,099,000	1,122,354

			$1,636,946
Apparel Manufacturers - 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$663,000	$656,826

Asset-Backed & Securitized - 3.9%
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.497% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$3,306,000	$3,291,612
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.589% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)		216,184	216,409
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.44% (LIBOR - 1mo. + 1%), 6/15/2028 (z)		330,142	330,619
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,352,359
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		1,724,000	1,711,618
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.238% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)		2,503,042	2,502,474
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.78% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)		919,000	918,997
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.301% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)		2,560,000	2,526,001
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.497% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		3,474,000	3,449,508
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.397% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		2,165,000	2,147,537
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	713,141
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.98% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		3,084,000	3,007,683
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,569,107

			$24,737,065
Automotive - 1.3%
FCA Bank S.p.A., 1%, 2/21/2022	EUR	450,000	$508,259
Ferrari N.V., 1.5%, 3/16/2023		1,450,000	1,663,202
General Motors Co., 5.2%, 4/01/2045		$808,000	731,947

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Automotive - continued
General Motors Financial Co., Inc., 4.35%, 1/17/2027		$410,000	$405,437
Lear Corp., 5.25%, 1/15/2025		1,971,000	2,039,515
Lear Corp., 4.25%, 5/15/2029		866,000	858,627
Volkswagen International Finance N.V., 1.875%, 3/30/2027	EUR	500,000	560,765
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$1,258,000	1,253,976

			$8,021,728
Banks & Diversified Financials (Covered Bonds) - 0.2%
BPER Banca, 5.125% to 5/31/2022 FLR (EUR Swap Rate - 5yr. + 4.91%) to 5/31/2027	EUR	1,300,000	$1,467,155

Broadcasting - 0.5%
Discovery, Inc., 4.125%, 5/15/2029		$373,000	$375,889
Fox Corp., 4.709%, 1/25/2029 (n)		206,000	224,971
SES S.A., 5.625%, 12/31/2164	EUR	500,000	601,585
WPP Finance, 3.75%, 9/19/2024		$583,000	594,357
WPP Finance, 1.375%, 3/20/2025	EUR	550,000	629,739
WPP Finance 2013, 2.875%, 9/14/2046	GBP	800,000	832,796

			$3,259,337
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$470,000	$471,261
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR
(EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	600,000	679,826
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$604,000	605,201
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,047,683

			$2,803,971
Building - 1.2%
CEMEX S.A.B. de C.V., 3.125%, 3/19/2026	EUR	1,150,000	$1,302,631
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$783,000	749,825
Holcim Finance (Luxembourg) S.A., 3%, 12/31/2164	EUR	1,075,000	1,185,891
Imerys S.A., 1.5%, 1/15/2027		600,000	679,473
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	439,218
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		630,000	620,649
Masco Corp., 4.45%, 4/01/2025		355,000	371,586
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,632,073
Sika Capital B.V., 0.875%, 4/29/2027	EUR	200,000	226,556
Sika Capital B.V., 1.5%, 4/29/2031		100,000	115,079

			$7,322,981
Business Services - 0.8%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$1,273,444
Equinix, Inc., 2.875%, 2/01/2026	EUR	1,000,000	1,150,665

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$435,000	$453,331
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	128,318
Fidelity National Information Services, Inc., 5%, 10/15/2025		$126,000	139,095
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,068,064
Fidelity National Information Services, Inc., 1.5%, 5/21/2027	EUR	100,000	113,499
Fidelity National Information Services, Inc., 2%, 5/21/2030		300,000	343,252
Fidelity National Information Services, Inc., 3.36%, 5/21/2031	GBP	250,000	326,414

			$4,996,082
Cable TV - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$706,000	$790,587
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	575,253
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	843,026
Sky PLC, 2.5%, 9/15/2026	EUR	850,000	1,064,847
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	315,225
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,328,000	1,361,200

			$4,950,138
Chemicals - 0.7%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,053,000	$1,037,057
Arkema S.A., 1.5%, 4/20/2027	EUR	400,000	470,514
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$1,948,000	2,129,304
Symrise AG, 1.25%, 11/29/2025	EUR	665,000	752,421

			$4,389,296
Computer Software - 1.0%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,468,000	$1,501,986
Microsoft Corp., 4.1%, 2/06/2037		1,823,000	2,013,742
SAP S.E., 1.625%, 3/10/2031	EUR	700,000	836,936
Ubisoft Entertainment S.A., 1.289%, 1/30/2023		900,000	1,015,250
VeriSign, Inc., 4.75%, 7/15/2027		$693,000	705,266

			$6,073,180
Computer Software - Systems - 0.5%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$2,580,174
Apple, Inc., 4.25%, 2/09/2047		276,000	294,587

			$2,874,761

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Conglomerates - 0.5%
General Electric Co., 4.5%, 3/11/2044		$361,000	$338,505
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	530,000	585,032
Roper Technologies, Inc., 4.2%, 9/15/2028		$581,000	612,242
United Technologies Corp., 4.125%, 11/16/2028		784,000	832,120
Wabtec Corp., 4.95%, 9/15/2028		628,000	655,990

			$3,023,889
Consumer Products - 0.3%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	$458,980
Whirlpool Corp., 4.75%, 2/26/2029		1,484,000	1,565,195

			$2,024,175
Consumer Services - 1.5%
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$1,309,000	$1,385,655
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	950,000	1,064,243
IHS Markit Ltd., 3.625%, 5/01/2024		$305,000	307,227
IHS Markit Ltd., 4%, 3/01/2026 (n)		320,000	322,592
IHS Markit Ltd., 4.25%, 5/01/2029		458,000	463,908
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	800,000	935,633
Priceline Group, Inc., 1.8%, 3/03/2027		850,000	1,014,974
Priceline Group, Inc., 3.55%, 3/15/2028		$461,000	474,466
Service Corp. International, 5.125%, 6/01/2029		975,000	991,838
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,754,000	1,191,493
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,276,787

			$9,428,816
Containers - 0.1%
Ball Corp., 5.25%, 7/01/2025		$455,000	$478,888

Electronics - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	$580,086
Broadcom, Inc., 4.25%, 4/15/2026 (n)		1,249,000	1,233,502

			$1,813,588
Emerging Market Quasi-Sovereign - 2.1%
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		$3,108,000	$3,264,208
Petrobras Global Finance B.V., 5.999%, 1/27/2028		2,000,000	2,057,000
Petroleos Mexicanos, 6.5%, 1/23/2029		2,151,000	2,117,186
PT Pertamina Persero, 6%, 5/03/2042 (n)		1,600,000	1,731,842
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025	EUR	900,000	1,066,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		$1,420,000	$1,617,002
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		1,523,000	1,540,839

			$13,394,862
Emerging Market Sovereign - 7.4%
Dominican Republic, 5.95%, 1/25/2027		$1,475,000	$1,554,665
Hellenic Republic, 3.45%, 4/02/2024	EUR	3,840,000	4,626,030
Hellenic Republic, 3.875%, 3/12/2029		12,951,000	15,635,258
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,984,000	3,125,740
Republic of Argentina, 5.625%, 1/26/2022		1,500,000	1,158,750
Republic of Argentina, 7.5%, 4/22/2026		3,265,000	2,443,852
Republic of Hungary, 5.375%, 2/21/2023		1,600,000	1,735,914
Republic of Indonesia, 8.25%, 5/15/2029	IDR	66,654,000,000	4,775,177
Republic of Indonesia, 8.375%, 3/15/2034		62,030,000,000	4,335,255
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,460,000	1,647,990
Republic of South Africa, 8.25%, 3/31/2032	ZAR	38,000,000	2,394,126
Republic of Turkey, 7.25%, 12/23/2023		$1,500,000	1,473,750
State of Qatar, 4%, 3/14/2029 (n)		907,000	954,617
United Mexican States, 4.6%, 2/10/2048		668,000	654,306

			$46,515,430
Energy - Independent - 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$1,700,000	$1,697,674

Energy - Integrated - 0.6%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$2,188,000	$2,242,347
Eni S.p.A., 4%, 9/12/2023 (n)		569,000	586,907
Eni S.p.A., 4.25%, 5/09/2029 (z)		647,000	658,625

			$3,487,879
Engineering - Construction - 0.2%
Vinci S.A., 3.75%, 4/10/2029 (z)		$1,394,000	$1,451,747

Financial Institutions - 1.4%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$153,536
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		1,299,000	1,244,667
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,050,000	988,751
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$850,000	879,750
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		1,085,000	1,127,098
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		618,000	618,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
Garfunkelux Holdco 3 S.A., 7.5%, 8/01/2022	EUR	900,000	$877,745
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,728,000	1,707,704
Intertrust Group B.V., 3.375%, 11/15/2025	EUR	750,000	860,602

			$8,458,224
Food & Beverages - 1.5%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$730,804
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031		560,000	632,648
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$362,000	358,941
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		510,000	576,712
Constellation Brands, Inc., 4.25%, 5/01/2023		1,910,000	2,008,513
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	721,695
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,171,000	1,236,869
Kraft Heinz Foods Co., 4.375%, 6/01/2046		259,000	227,252
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		1,134,000	1,171,422
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,933,305

			$9,598,161
Gaming & Lodging - 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		$1,130,000	$1,228,310

Health Maintenance Organizations - 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$901,000	$939,305

Insurance - 0.5%
American International Group, Inc., 1.875%, 6/21/2027	EUR	680,000	$782,294
Argentum Netherlands B.V. for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		900,000	1,119,409
Unum Group, 4%, 3/15/2024		$1,000,000	1,034,159

			$2,935,862
Insurance - Health - 0.4%
Centene Corp., 5.375%, 6/01/2026 (n)		$651,000	$675,217
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,919,000	2,142,476

			$2,817,693
Insurance - Property & Casualty - 1.2%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$744,811
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		318,000	317,786
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	749,129
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	204,000	238,290
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		351,000	426,846
CNA Financial Corp., 5.875%, 8/15/2020		$1,000,000	1,039,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Hiscox Ltd., 6.125% to 11/24/2025, FLR (GBP LIBOR - 3mo. + 5.076%) to 11/24/2045	GBP	600,000	$826,705
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$1,000,000	1,027,368
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	120,000	140,114
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$414,000	429,971
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP
Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	450,000	601,653
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR - 3mo. + 2.9%) to 6/29/2047	EUR	700,000	816,913

			$7,359,185
International Market Quasi-Sovereign - 1.2%
BNG Bank N.V., 0.75%, 1/11/2028	EUR	3,117,000	$3,654,105
Electricite de France S.A., 5.875%, 12/31/2164	GBP	600,000	763,292
Islandsbanki, 1.125%, 1/19/2024	EUR	950,000	1,048,186
KFW Government Development Banks, 1.125%, 6/15/2037		1,560,000	1,877,162

			$7,342,745
International Market Sovereign - 24.0%
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	1,935,000	$1,485,227
Commonwealth of Australia, 2.75%, 6/21/2035		18,060,000	14,303,153
Federal Republic of Germany, 0.25%, 8/15/2028	EUR	3,705,000	4,331,133
Federal Republic of Germany, 2.5%, 7/04/2044		3,852,000	6,508,253
Federal Republic of Germany, 2.5%, 8/15/2046		1,856,000	3,196,230
Government of Canada, 1.5%, 6/01/2026	CAD	23,524,000	17,481,834
Government of Canada, 5%, 6/01/2037		1,400,000	1,561,110
Government of Japan, 1.7%, 9/20/2032	JPY	519,150,000	5,837,389
Government of Japan, 2.4%, 3/20/2037		701,550,000	8,922,986
Government of Japan, 0.5%, 6/20/2038		2,857,200,000	27,491,503
Government of Japan, 2.3%, 3/20/2040		284,600,000	3,671,790
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	2,350,000	2,841,365
Kingdom of Spain, 2.15%, 10/31/2025		3,135,000	3,940,808
Kingdom of Spain, 5.15%, 10/31/2028		12,857,000	20,305,251
Kingdom of Spain, 5.15%, 10/31/2044		1,010,000	1,923,231
Republic of Portugal, 2.25%, 4/18/2034		9,277,000	11,742,020
Republic of Portugal, 4.1%, 4/15/2037		1,130,000	1,762,307
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	3,250,000	5,676,078
United Kingdom Treasury, 3.25%, 1/22/2044		1,414,000	2,443,610
United Kingdom Treasury, 3.75%, 7/22/2052		1,897,000	3,863,920
United Kingdom Treasury, 4%, 1/22/2060		398,000	909,938

			$150,199,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Local Authorities - 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$731,104
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	829,907

			$1,561,011
Machinery & Tools - 0.0%
CNH Industrial Finance Europe S.A., 1.75%, 3/25/2027	EUR	250,000	$275,741

Major Banks - 4.7%
Bank of America Corp., 2.625%, 4/19/2021		$2,537,000	$2,543,548
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	3,149,392
Bank of New York Mellon Corp., 3.442%, 2/07/2028		1,341,000	1,374,522
Barclays PLC, 8% to 6/15/2024, FLR (CMT - 5yr. + 5.672%) to 12/31/2164		1,100,000	1,121,175
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR
Swap Rate - 1yr. + 0.75%) to 7/17/2025	EUR	800,000	908,059
Erste Group Bank AG, 0.875%, 5/22/2026		700,000	785,390
Goldman Sachs Group, Inc., 4%, 3/03/2024		$2,000,000	2,082,383
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	920,620
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,380,884
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,095,000	1,109,811
Morgan Stanley, 2.5%, 4/21/2021		749,000	747,143
Morgan Stanley, 5.5%, 7/28/2021		484,000	512,047
Morgan Stanley, 3.95%, 4/23/2027		1,850,000	1,886,925
Nationwide Building Society, 1.5%, 3/08/2026	EUR	400,000	445,704
PNC Bank N.A., 2.6%, 7/21/2020		$2,435,000	2,440,311
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		798,000	802,854
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024,
FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025		779,000	789,625
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	400,000	447,544
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,743,000	1,818,759
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	700,000	810,838
UBS Group Funding (Jersey) Ltd., 7%, 12/31/2164 (n)		$1,757,000	1,805,318
Wells Fargo & Co., 4.15%, 1/24/2029		830,000	875,466

			$29,758,318
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	1,100,000	$1,266,650
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	476,298
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	277,199
HCA, Inc., 5.25%, 6/15/2026		554,000	594,974
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,041,041
Northwell Healthcare, Inc., 4.26%, 11/01/2047		931,000	985,026
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,791,000	1,781,575

			$6,422,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - 0.3%
Abbott Ireland Financing Co., 1.5%, 9/27/2026	EUR	750,000	$878,281
Abbott Laboratories, 4.9%, 11/30/2046		$1,021,000	1,199,172
Teleflex, Inc., 4.625%, 11/15/2027		110,000	108,680

			$2,186,133
Metals & Mining - 0.4%
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	$577,655
Steel Dynamics, Inc., 5%, 12/15/2026		$1,171,000	1,197,347
Vale S.A., 3.75%, 1/10/2023	EUR	600,000	714,255

			$2,489,257
Midstream - 1.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$847,566
MPLX LP, 4.5%, 4/15/2038		644,000	611,609
ONEOK, Inc., 4.95%, 7/13/2047		1,794,000	1,790,786
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,333,625
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	800,587
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)		1,138,000	1,143,713
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029 (n)		840,000	895,125

			$7,423,011
Mortgage-Backed - 4.8%
Fannie Mae, 4.26%, 12/01/2019		$169,394	$169,870
Fannie Mae, 3.99%, 7/01/2021		239,551	248,320
Fannie Mae, 2.77%, 3/01/2022		343,558	349,607
Fannie Mae, 5%, 8/01/2040		724,014	779,409
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		6,350,652	6,609,602
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		8,058,414	8,614,717
Fannie Mae, 3.5%, 9/01/2045		1,799,346	1,841,618
Freddie Mac, 3.32%, 2/25/2023		12,000	12,446
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,419,680
Freddie Mac, 0.204%, 9/25/2026 (i)		62,189,000	998,531
Freddie Mac, 3.35%, 1/25/2028		2,272,000	2,394,127
Freddie Mac, 0.29%, 2/25/2028 (i)		46,151,000	1,214,477
Freddie Mac, 0.105%, 4/25/2028 (i)		46,683,000	582,595
Freddie Mac, 0.109%, 5/25/2028 (i)		47,225,000	609,202
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,851,864	1,981,277
Freddie Mac, 5%, 7/01/2041		1,166,764	1,256,784
Freddie Mac, 4%, 4/01/2044		92,049	95,618

			$30,177,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Municipals - 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$90,000	$91,936
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		1,017,000	1,141,064

			$1,233,000
Natural Gas - Distribution - 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$827,000	$823,114
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,600,000	1,664,000

			$2,487,114
Network & Telecom - 0.5%
AT&T, Inc., 4.75%, 5/15/2046		$651,000	$647,676
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	650,000	834,252
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,600,000	1,615,566

			$3,097,494
Oils - 0.4%
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	$1,040,640
Phillips 66, 4.875%, 11/15/2044		$1,179,000	1,285,510

			$2,326,150
Other Banks & Diversified Financials - 2.2%
ABANCA Corp. Bancaria S.A., 6.125%, 1/18/2029	EUR	800,000	$889,216
AIB Group PLC, 1.5%, 3/29/2023		950,000	1,074,161
AIB Group PLC, 1.25%, 5/28/2024		315,000	349,048
Belfius Bank S.A., 3.125%, 5/11/2026		600,000	726,930
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	889,828
Caixa Geral de Depositos, 5.75%, 6/28/2028	EUR	900,000	1,074,685
Commerzbank AG, 0.625%, 8/28/2024		410,000	459,525
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031		300,000	332,532
CYBG PLC, 9.25%, 12/31/2164	GBP	1,600,000	2,065,388
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		350,000	472,858
Macquarie Group Ltd., 1.25%, 3/05/2025	EUR	600,000	680,018
UBS AG, 5.125%, 5/15/2024		$1,560,000	1,626,256
UniCredit S.p.A., 7.5%, 12/31/2164	EUR	1,700,000	1,894,730
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$677,000	707,216
United Overseas Bank Ltd., 3.75% to 4/15/2024, FLR (CMT - 5yr. + 1.5%) to 4/15/2029 (n)		471,000	481,065

			$13,723,456
Pharmaceuticals - 0.7%
Bayer Capital Corp. B.V., 1.5%, 6/26/2026	EUR	700,000	$790,402
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	2,492,442

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - continued
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	EUR	750,000	$904,318

			$4,187,162
Pollution Control - 0.2%
Republic Services, Inc., 3.95%, 5/15/2028		$951,000	$1,008,231

Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR (EUR Swap Rate - 5yr. + 3.888%) to 2/18/2027, (EUR Swap Rate - 5yr. + 4.138%) to 2/18/2042, (EUR Swap Rate - 5yr. + 4.888%) to 12/31/2164	EUR	900,000	$1,040,625

Real Estate - Office - 0.1%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	550,000	$627,073

Retailers - 1.1%
AA Bond Co. Ltd., 2.75%, 7/31/2043	GBP	375,000	$432,832
AA Bond Co. Ltd., 2.875%, 7/31/2043		400,000	481,014
Best Buy Co., Inc., 5.5%, 3/15/2021		$2,182,000	2,272,642
Best Buy Co., Inc., 4.45%, 10/01/2028		984,000	1,013,332
Home Depot, Inc., 3.35%, 9/15/2025		2,338,000	2,433,185

			$6,633,005
Specialty Chemicals - 0.1%
Ecolab, Inc., 4.35%, 12/08/2021		$816,000	$853,360

Specialty Stores - 0.2%
Richemont International S.A., 1.5%, 3/26/2030	EUR	900,000	$1,064,266

Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	$625,933

Supranational - 1.3%
European Stability Mechanism, 0.75%, 3/15/2027	EUR	5,370,000	$6,349,958
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	439,188
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		590,000	468,414
International Finance Corp., 3.25%, 7/22/2019		855,000	594,576

			$7,852,136
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$1,633,259
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	514,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Tele2 AB, 2.125%, 5/15/2028	EUR	1,250,000	$1,474,735
Vodafone Group PLC, 0.9%, 11/24/2026		210,000	234,605
Vodafone Group PLC, 2.5%, 5/24/2039		500,000	554,482

			$4,411,128
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	$599,535

Tobacco - 0.2%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	440,000	$498,490
Altria Group, Inc., 3.125%, 6/15/2031		540,000	629,947
Reynolds American, Inc., 4%, 6/12/2022		$391,000	402,070

			$1,530,507
Transportation - Services - 0.4%
Abertis Infraestructuras S.A., 2.375%, 9/27/2027	EUR	600,000	$695,432
Autostrade per l’Italia S.p.A., 6.25%, 6/09/2022	GBP	525,000	726,838
Heathrow Funding Ltd., 4.625%, 10/31/2046		275,000	451,771
Transurban Finance Co., 1.75%, 3/29/2028	EUR	700,000	821,122

			$2,695,163
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/2033		$596,195	$587,826

U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$8,965,000	$10,514,264
U.S. Treasury Bonds, 3.125%, 2/15/2043		12,280,000	13,551,172
U.S. Treasury Bonds, 3%, 5/15/2047		3,139,000	3,402,872
U.S. Treasury Notes, 2%, 11/15/2026		24,465,000	24,376,123
U.S. Treasury Notes, 2.25%, 11/15/2027		13,120,000	13,266,575
U.S. Treasury Notes, 2.75%, 2/15/2028 (f)		26,131,000	27,448,778
U.S. Treasury Notes, 2.875%, 5/15/2028		12,625,600	13,397,439

			$105,957,223
Utilities - Electric Power - 2.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (z)		$894,000	$892,212
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		200,000	205,502
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,164,000	1,182,087
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	319,862
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	368,956
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		743,000	694,986
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		268,000	261,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$1,000,000	$1,113,800
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/26, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	390,000	530,341
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	1,983,114
Exelon Corp., 3.497%, 6/01/2022		506,000	515,135
Iberdrola International B.V., 3.25%, 12/31/2164	EUR	900,000	1,050,921
innogy Finance B.V., 4.75%, 1/31/2034	GBP	500,000	766,606
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$655,000	711,538
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		1,252,000	1,287,677
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		719,000	697,430
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	820,841
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,688,746

			$15,091,294
Total Bonds (Identified Cost, $589,668,292)			$605,310,830

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 2.46% (v) (Identified Cost, $8,104,226)		8,105,033	$8,105,033

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.1%
Market Index Securities - 0.1%
Markit iTraxx Europe Index - September 2019 @ EUR 72.5 (Premiums Paid, $377,525)	Put	Merrill Lynch International	$87,437,044	EUR	77,000,000	$409,733

Written Options (see table below) - (0.1)%
(Premiums Received, $334,152)						$(440,513)

Other Assets, Less Liabilities - 2.1%						13,114,164
Net Assets - 100.0%						$626,499,247

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $8,105,033 and $605,720,563, respectively.

Portfolio of Investments (unaudited) – continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $76,224,993, representing 12.2% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024	5/30/19	$894,000	$892,212
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.44% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	330,142	330,619
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	1,724,000	1,711,618
Eni S.p.A., 4.25%, 5/09/2029	5/02/19	645,339	658,625
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.301% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	2,560,000	2,526,001
Hellenic Republic, 3.45%, 4/02/2024	1/29/2019	4,362,782	4,626,030
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/2018	848,910	904,318
Vinci S.A., 3.75%, 4/10/2029	4/03/19	1,390,583	1,451,747
Total Restricted Securities			$13,101,170
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are

stated	in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro

Portfolio of Investments (unaudited) – continued

GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 5/31/19

Written Options

Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives

Market Index Securities
Markit CDX North America Investment Grade Index	Put	Goldman Sachs International	$(91,800,000)	$93,263,855	$70	September - 2019	$(440,513)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	151,000	USD	149,270	UBS AG	7/12/2019	$2,111
EUR	636,740	USD	713,467	Brown Brothers Harriman	7/12/2019	229
EUR	3,859,316	USD	4,313,141	NatWest Markets PLC	7/12/2019	12,612
EUR	829,380	USD	929,608	UBS AG	7/12/2019	10
GBP	802,870	USD	1,016,149	Merrill Lynch International	7/12/2019	923
INR	651,349,000	USD	9,284,824	JPMorgan Chase Bank N.A.	7/10/2019	24,134
JPY	7,633,522,841	USD	69,213,191	Morgan Stanley Capital Services, Inc.	7/12/2019	1,451,910
JPY	443,781,000	USD	4,051,240	UBS AG	7/12/2019	56,933
PHP	246,311,000	USD	4,683,609	JPMorgan Chase Bank N.A.	7/10/2019	25,416
TOF	64,882,000	USD	2,044,365	JPMorgan Chase Bank N.A.	8/13/2019	16,963

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	17,349,423	AUD	24,274,603	Deutsche Bank AG	7/12/2019	$490,122
USD	3,147,898	AUD	4,465,000	Goldman Sachs International	7/12/2019	46,847
USD	3,016,772	AUD	4,279,000	JPMorgan Chase Bank N.A.	7/12/2019	44,903
USD	225,461	AUD	319,000	NatWest Markets PLC	7/12/2019	3,907
USD	2,111,848	AUD	3,003,384	UBS AG	7/12/2019	25,925
USD	329,318	CAD	440,000	Citibank N.A.	7/12/2019	3,451
USD	19,481,203	CAD	25,878,051	Deutsche Bank AG	7/12/2019	315,710
USD	288,128	EUR	256,083	Brown Brothers Harriman	7/12/2019	1,095
USD	617,395	EUR	550,000	Citibank N.A.	7/12/2019	922
USD	112,987	EUR	99,874	Deutsche Bank AG	7/12/2019	1,042
USD	2,566,944	EUR	2,263,119	JPMorgan Chase Bank N.A.	7/12/2019	30,305
USD	796,981	EUR	704,942	Merrill Lynch International	7/12/2019	6,840
USD	3,056,293	EUR	2,717,864	NatWest Markets PLC	7/12/2019	9,948
USD	4,526,712	EUR	4,023,096	UBS AG	7/12/2019	17,383
USD	976,723	GBP	738,706	Citibank N.A.	7/12/2019	40,934
USD	832,744	GBP	635,861	Merrill Lynch International	7/12/2019	27,238
USD	620,510	GBP	475,000	State Street Bank Corp.	7/12/2019	18,783
USD	451,765	GBP	350,000	UBS AG	7/12/2019	8,387
USD	5,425,308	NZD	8,029,549	State Street Bank Corp.	7/12/2019	167,812
USD	890,912	RUB	57,985,000	JPMorgan Chase Bank N.A.	6/03/2019	4,376
USD	841,341	SEK	7,947,000	Citibank N.A.	7/12/2019	1,105
USD	2,255,897	SEK	21,308,000	Goldman Sachs International	7/12/2019	3,001
USD	1,015,356	ZAR	14,399,267	JPMorgan Chase Bank N.A.	7/12/2019	31,590

						$2,892,867

Liability Derivatives
AUD	17,292,000	USD	12,432,399	JPMorgan Chase Bank N.A.	7/12/2019	$(422,684)
AUD	5,580,413	USD	4,011,497	UBS AG	7/12/2019	(135,764)
CHF	3,349,000	USD	3,378,315	State Street Bank Corp.	7/12/2019	(20,886)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
CNH	26,839,000	USD	3,991,107	JPMorgan Chase Bank N.A.	10/15/2019	$(129,225)
CZK	14,293,000	USD	630,341	BNP Paribas S.A.	7/12/2019	(11,815)
DKK	9,756,512	USD	1,486,286	Citibank N.A.	7/12/2019	(21,551)
EUR	1,531,520	USD	1,718,450	Brown Brothers Harriman	7/12/2019	(1,831)
EUR	2,767,187	USD	3,114,243	Citibank N.A.	7/12/2019	(12,613)
EUR	1,512,502	USD	1,710,937	Deutsche Bank AG	7/12/2019	(15,635)
EUR	326,149	USD	370,699	JPMorgan Chase Bank N.A.	7/12/2019	(5,132)
EUR	1,603,929	USD	1,821,918	NatWest Markets PLC	7/12/2019	(24,139)
EUR	1,062,171	USD	1,196,913	UBS AG	7/12/2019	(6,368)
GBP	1,161,866	USD	1,473,811	Brown Brothers Harriman	7/12/2019	(1,964)
GBP	368,355	USD	481,690	Citibank N.A.	7/12/2019	(15,060)
GBP	3,071,521	USD	4,030,864	Deutsche Bank AG	7/12/2019	(139,876)
GBP	514,000	USD	672,915	NatWest Markets PLC	7/12/2019	(21,782)
ILS	3,267,000	USD	918,762	Goldman Sachs International	7/12/2019	(15,211)
KRW	8,541,410,000	USD	7,607,241	JPMorgan Chase Bank N.A.	7/10/2019	(425,239)
MXN	89,000,000	USD	4,644,504	JPMorgan Chase Bank N.A.	6/10/2019	(108,159)
MXN	30,034,402	USD	1,566,048	State Street Bank Corp.	7/12/2019	(43,961)
NOK	8,153,000	USD	936,593	Citibank N.A.	7/12/2019	(3,666)
NOK	108,073,436	USD	12,702,596	Goldman Sachs International	7/12/2019	(336,038)
NOK	26,286,000	USD	3,106,146	JPMorgan Chase Bank N.A.	7/12/2019	(98,308)
NZD	4,630,000	USD	3,088,251	JPMorgan Chase Bank N.A.	7/12/2019	(56,673)
PLN	5,021,000	USD	1,325,070	Merrill Lynch International	7/12/2019	(13,609)
RUB	57,985,000	USD	895,348	JPMorgan Chase Bank N.A.	6/03/2019	(8,812)
RUB	57,985,000	USD	887,625	JPMorgan Chase Bank N.A.	6/28/2019	(4,247)
SEK	23,835,638	USD	2,596,599	JPMorgan Chase Bank N.A.	7/12/2019	(76,457)
SEK	215,000	USD	22,797	NatWest Markets PLC	7/12/2019	(65)
SGD	1,705,000	USD	1,262,832	JPMorgan Chase Bank N.A.	7/12/2019	(21,006)
USD	622,505	AUD	899,000	Citibank N.A.	7/12/2019	(1,873)
USD	162,440	EUR	145,000	Citibank N.A.	7/12/2019	(85)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	586,207	EUR	524,605	NatWest Markets PLC	7/12/2019	$(1,801)
USD	422,180	EUR	376,875	UBS AG	7/12/2019	(244)
USD	8,986,540	IDR	130,223,956,000	JPMorgan Chase Bank N.A.	7/10/2019	(94,627)
USD	7,067,507	JPY	773,169,294	Citibank N.A.	7/12/2019	(89,881)
USD	157,952	JPY	17,494,000	UBS AG	7/12/2019	(3,993)
USD	4,612,547	PHP	246,310,000	JPMorgan Chase Bank N.A.	7/10/2019	(96,459)
USD	3,096,047	SEK	29,751,000	Goldman Sachs International	7/12/2019	(49,527)
USD	1,425,314	ZAR	20,940,000	Goldman Sachs International	7/12/2019	(5,318)

						$(2,541,584)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	82	17,603,094	September - 2019	$42,631
U.S. Treasury Ultra Note	Long	USD	12	2,109,375	September - 2019	27,370

						$70,001

Liability Derivatives

Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	290	$43,386,529	June - 2019	$(612,965)
German Euro-Bund 10 yr	Short	EUR	55	10,343,356	June - 2019	(328,834)
U.S. Treasury Note 10 yr	Short	USD	169	21,420,750	September - 2019	(118,123)
U.S. Treasury Note 5 yr	Short	USD	205	24,060,274	September - 2019	(108,298)
U.S. Treasury Ultra Note 10 yr	Short	USD	218	29,767,219	September - 2019	(201,765)

						$(1,369,985)

At May 31, 2019, the fund had cash collateral of $1,720,000 and other liquid securities with an aggregate value of $1,157,574 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $590,045,817)	$605,720,563
Investments in affiliated issuers, at value (identified cost, $8,104,226)	8,105,033
Cash	22,838
Foreign currency, at value (identified cost, $74,430)	74,430
Restricted cash for
Forward foreign currency exchange contracts	1,720,000
Receivables for
Forward foreign currency exchange contracts	2,892,867
Investments sold	18,899,838
Fund shares sold	39,574
Interest	5,074,004
Receivable from investment adviser	23,710
Other assets	1,610
Total assets	$642,574,467

Liabilities
Payables for
Distributions	$1,471
Forward foreign currency exchange contracts	2,541,584
Net daily variation margin on open futures contracts	431,655
Investments purchased	12,192,260
Fund shares reacquired	276,162
Written options outstanding (premiums received $334,152)	440,513
Payable to affiliates
Shareholder servicing costs	174,866
Distribution and service fees	357
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	16,341
Total liabilities	$16,075,220
Net assets	$626,499,247

Net assets consist of
Paid-in capital	$630,181,972
Total distributable earnings (loss)	(3,682,725)
Net assets	$626,499,247
Shares of beneficial interest outstanding	70,687,975

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,680,688	1,647,537	$8.91
Class B	668,196	75,377	8.86
Class C	2,337,061	263,648	8.86
Class I	969,990	109,282	8.88
Class R1	232,870	26,255	8.87
Class R2	225,306	25,423	8.86
Class R3	76,855	8,666	8.87
Class R4	56,139	6,329	8.87
Class R6	607,252,142	68,525,458	8.86

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.31 [100 / 95.75 x $8.91]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$8,832,269
Dividends from affiliated issuers	216,690
Other	20,417
Foreign taxes withheld	(14,386)
Total investment income	$9,054,990
Expenses
Management fee	$1,827,640
Distribution and service fees	34,790
Shareholder servicing costs	348,616
Administrative services fee	46,675
Independent Trustees’ compensation	9,224
Custodian fee	42,786
Shareholder communications	11,119
Audit and tax fees	34,976
Legal fees	2,620
Miscellaneous	89,622
Total expenses	$2,448,068
Fees paid indirectly	(13,093)
Reduction of expenses by investment adviser and distributor	(290,481)
Net expenses	$2,144,494
Net investment income (loss)	$6,910,496

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,451,109
Affiliated issuers	(3,394)
Written options	29,934
Futures contracts	(3,506,671)
Forward foreign currency exchange contracts	(644,113)
Foreign currency	24,153
Net realized gain (loss)	$(1,648,982)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$34,053,925
Affiliated issuers	(704)
Written options	(106,361)
Futures contracts	(865,573)
Forward foreign currency exchange contracts	1,717,587
Translation of assets and liabilities in foreign currencies	3,579
Net unrealized gain (loss)	$34,802,453
Net realized and unrealized gain (loss)	$33,153,471
Change in net assets from operations	$40,063,967

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/19 (unaudited)	Year ended 11/30/18

From operations
Net investment income (loss)	$6,910,496	$13,113,154
Net realized gain (loss)	(1,648,982)	(264,200)
Net unrealized gain (loss)	34,802,453	(37,283,040)
Change in net assets from operations	$40,063,967	$(24,434,086)
Total distributions to shareholders	$(6,719,956)	$(13,934,958)
Change in net assets from fund share transactions	$(27,037,225)	$6,778,860
Total change in net assets	$6,306,786	$(31,590,184)

Net assets
At beginning of period	620,192,461	651,782,645
At end of period	$626,499,247	$620,192,461

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/19		Year ended
Class A			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.44		$8.97	$8.53		$8.38	$9.19	$9.72		$9.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.12		$0.13	$0.12	$0.16		$0.31
Net realized and unrealized gain (loss)	0.47		(0.52)	0.44		0.14	(0.78)	(0.53)		(0.18)
Total from investment operations	$0.55		$(0.37)	$0.56		$0.27	$(0.66)	$(0.37)		$0.13

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.12)		$(0.01)	$—	$(0.09)		$(0.15)
From tax return of capital	—		—	(0.00	)(w)	(0.11)	(0.15)	(0.07)		(0.19)
Total distributions declared to shareholders	$(0.08)		$(0.16)	$(0.12)		$(0.12)	$(0.15)	$(0.16)		$(0.34)
Net asset value, end of period (x)	$8.91		$8.44	$8.97		$8.53	$8.38	$9.19		$9.72
Total return (%) (r)(s)(t)(x)	6.55	(n)	(4.16)	6.60		3.18	(7.23)	(3.81	)(n)	1.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.13	1.16		1.18	1.23	1.18	(a)	1.20
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05		1.05	1.05	1.10	(a)	1.10
Net investment income (loss)	1.92	(a)	1.72	1.40		1.45	1.40	3.40	(a)	3.22
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$14,681		$14,062	$12,104		$12,306	$13,980	$17,391		$17,325

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class B			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.40		$8.92	$8.48		$8.34	$9.14	$9.66		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	$0.06		$0.06	$0.06	$0.13		$0.24
Net realized and unrealized gain (loss)	0.46		(0.51)	0.43		0.13	(0.78)	(0.52)		(0.19)
Total from investment operations	$0.51		$(0.43)	$0.49		$0.19	$(0.72)	$(0.39)		$0.05

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.05)		$—	$—	$(0.07)		$(0.12)
From tax return of capital	—		—	(0.00	)(w)	(0.05)	(0.08)	(0.06)		(0.14)
Total distributions declared to shareholders	$(0.05)		$(0.09)	$(0.05)		$(0.05)	$(0.08)	$(0.13)		$(0.26)
Net asset value, end of period (x)	$8.86		$8.40	$8.92		$8.48	$8.34	$9.14		$9.66
Total return (%) (r)(s)(t)(x)	6.06	(n)	(4.80)	5.84		2.30	(7.86)	(4.10	)(n)	0.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.89	1.92		1.94	1.99	1.94	(a)	1.96
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80		1.80	1.80	1.85	(a)	1.85
Net investment income (loss)	1.17	(a)	0.97	0.66		0.72	0.68	2.70	(a)	2.50
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$668		$712	$956		$1,103	$1,272	$2,025		$2,065

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class C			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.40		$8.92	$8.48		$8.34	$9.14	$9.67		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.06		$0.06	$0.06	$0.13		$0.24
Net realized and unrealized gain (loss)	0.46		(0.52)	0.43		0.13	(0.78)	(0.53)		(0.18)
Total from investment operations	$0.51		$(0.43)	$0.49		$0.19	$(0.72)	$(0.40)		$0.06

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.05)		$—	$—	$(0.07)		$(0.12)
From tax return of capital	—		—	(0.00	)(w)	(0.05)	(0.08)	(0.06)		(0.14)
Total distributions declared to shareholders	$(0.05)		$(0.09)	$(0.05)		$(0.05)	$(0.08)	$(0.13)		$(0.26)
Net asset value, end of period (x)	$8.86		$8.40	$8.92		$8.48	$8.34	$9.14		$9.67
Total return (%) (r)(s)(t)(x)	6.06	(n)	(4.80)	5.84		2.30	(7.86)	(4.20	)(n)	0.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.88	1.92		1.94	1.99	1.94	(a)	1.96
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80		1.80	1.80	1.85	(a)	1.85
Net investment income (loss)	1.17	(a)	0.97	0.66		0.71	0.67	2.70	(a)	2.49
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$2,337		$2,332	$2,086		$2,192	$2,053	$2,392		$2,518

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class I			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.41		$8.93	$8.48		$8.34	$9.15	$9.67		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.17	$0.14		$0.15	$0.14	$0.18		$0.33
Net realized and unrealized gain (loss)	0.47		(0.51)	0.45		0.13	(0.78)	(0.52)		(0.17)
Total from investment operations	$0.56		$(0.34)	$0.59		$0.28	$(0.64)	$(0.34)		$0.16

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.14)		$(0.01)	$—	$(0.10)		$(0.16)
From tax return of capital	—		—	(0.00	)(w)	(0.13)	(0.17)	(0.08)		(0.20)
Total distributions declared to shareholders	$(0.09)		$(0.18)	$(0.14)		$(0.14)	$(0.17)	$(0.18)		$(0.36)
Net asset value, end of period (x)	$8.88		$8.41	$8.93		$8.48	$8.34	$9.15		$9.67
Total return (%) (r)(s)(t)(x)	6.70	(n)	(3.83)	7.02		3.32	(7.03)	(3.61	)(n)	1.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.89	0.92		0.91	0.99	0.94	(a)	0.96
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80		0.80	0.80	0.85	(a)	0.85
Net investment income (loss)	2.17	(a)	1.98	1.64		1.69	1.68	3.79	(a)	3.52
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$970		$1,160	$1,521		$3,151	$699	$956		$1,393

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R1			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.40		$8.93	$8.48		$8.34	$9.14	$9.66		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.06		$0.06	$0.06	$0.13		$0.24
Net realized and unrealized gain (loss)	0.47		(0.53)	0.44		0.13	(0.78)	(0.52)		(0.19)
Total from investment operations	$0.52		$(0.44)	$0.50		$0.19	$(0.72)	$(0.39)		$0.05

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.05)		$—	$—	$(0.07)		$(0.12)
From tax return of capital	—		—	(0.00	)(w)	(0.05)	(0.08)	(0.06)		(0.14)
Total distributions declared to shareholders	$(0.05)		$(0.09)	$(0.05)		$(0.05)	$(0.08)	$(0.13)		$(0.26)
Net asset value, end of period (x)	$8.87		$8.40	$8.93		$8.48	$8.34	$9.14		$9.66
Total return (%) (r)(s)(t)(x)	6.18	(n)	(4.90)	5.96		2.30	(7.86)	(4.10	)(n)	0.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.88	1.92		1.94	1.99	1.94	(a)	1.96
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80		1.80	1.80	1.85	(a)	1.85
Net investment income (loss)	1.18	(a)	0.99	0.66		0.71	0.69	2.70	(a)	2.50
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$233		$214	$75		$69	$57	$113		$115

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R2			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.39		$8.92	$8.48		$8.34	$9.14	$9.67		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.13	$0.10		$0.11	$0.10	$0.15		$0.29
Net realized and unrealized gain (loss)	0.47		(0.52)	0.44		0.13	(0.77)	(0.53)		(0.18)
Total from investment operations	$0.54		$(0.39)	$0.54		$0.24	$(0.67)	$(0.38)		$0.11

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.10)		$(0.01)	$—	$(0.08)		$(0.14)
From tax return of capital	—		—	(0.00	)(w)	(0.09)	(0.13)	(0.07)		(0.17)
Total distributions declared to shareholders	$(0.07)		$(0.14)	$(0.10)		$(0.10)	$(0.13)	$(0.15)		$(0.31)
Net asset value, end of period (x)	$8.86		$8.39	$8.92		$8.48	$8.34	$9.14		$9.67
Total return (%) (r)(s)(t)(x)	6.45	(n)	(4.43)	6.37		2.81	(7.40)	(3.96	)(n)	1.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.39	1.41		1.44	1.49	1.44	(a)	1.46
Expenses after expense reductions (f)	1.30	(a)	1.30	1.30		1.30	1.30	1.35	(a)	1.35
Net investment income (loss)	1.67	(a)	1.47	1.14		1.22	1.18	3.23	(a)	3.02
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$225		$208	$268		$69	$68	$142		$165

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R3			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.40		$8.93	$8.49		$8.34	$9.15	$9.67		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.12		$0.13	$0.12	$0.16		$0.31
Net realized and unrealized gain (loss)	0.47		(0.52)	0.44		0.14	(0.78)	(0.52)		(0.18)
Total from investment operations	$0.55		$(0.37)	$0.56		$0.27	$(0.66)	$(0.36)		$0.13

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.12)		$(0.01)	$—	$(0.09)		$(0.15)
From tax return of capital	—		—	(0.00	)(w)	(0.11)	(0.15)	(0.07)		(0.18)
Total distributions declared to shareholders	$(0.08)		$(0.16)	$(0.12)		$(0.12)	$(0.15)	$(0.16)		$(0.33)
Net asset value, end of period (x)	$8.87		$8.40	$8.93		$8.49	$8.34	$9.15		$9.67
Total return (%) (r)(s)(t)(x)	6.57	(n)	(4.18)	6.63		3.19	(7.27)	(3.73	)(n)	1.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.14	1.16		1.19	1.24	1.19	(a)	1.21
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05		1.05	1.05	1.10	(a)	1.10
Net investment income (loss)	1.93	(a)	1.73	1.41		1.46	1.43	3.43	(a)	3.25
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$77		$71	$88		$82	$79	$151		$148

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R4			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.40		$8.93	$8.49		$8.34	$9.15	$9.67		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.17	$0.14		$0.15	$0.15	$0.18		$0.33
Net realized and unrealized gain (loss)	0.47		(0.52)	0.44		0.14	(0.79)	(0.52)		(0.17)
Total from investment operations	$0.56		$(0.35)	$0.58		$0.29	$(0.64)	$(0.34)		$0.16

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.14)		$(0.01)	$—	$(0.10)		$(0.16)
From tax return of capital	—		—	(0.00	)(w)	(0.13)	(0.17)	(0.08)		(0.20)
Total distributions declared to shareholders	$(0.09)		$(0.18)	$(0.14)		$(0.14)	$(0.17)	$(0.18)		$(0.36)
Net asset value, end of period (x)	$8.87		$8.40	$8.93		$8.49	$8.34	$9.15		$9.67
Total return (%) (r)(s)(t)(x)	6.71	(n)	(3.95)	6.89		3.45	(7.03)	(3.61	)(n)	1.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.91		0.94	0.99	0.94	(a)	0.96
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80		0.80	0.80	0.85	(a)	0.85
Net investment income (loss)	2.18	(a)	1.96	1.66		1.72	1.69	3.70	(a)	3.52
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$56		$53	$55		$51	$50	$112		$116

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R6			11/30/18	11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14
	(unaudited)
Net asset value, beginning of period	$8.39		$8.92	$8.48		$8.33	$9.14	$9.66		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.18	$0.16		$0.16	$0.16	$0.18		$0.35
Net realized and unrealized gain (loss)	0.47		(0.52)	0.43		0.14	(0.79)	(0.52)		(0.19)
Total from investment operations	$0.57		$(0.34)	$0.59		$0.30	$(0.63)	$(0.34)		$0.16

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.15)		$(0.01)	$—	$(0.10)		$(0.16)
From tax return of capital	—		—	(0.00	)(w)	(0.14)	(0.18)	(0.08)		(0.21)
Total distributions declared to shareholders	$(0.10)		$(0.19)	$(0.15)		$(0.15)	$(0.18)	$(0.18)		$(0.37)
Net asset value, end of period (x)	$8.86		$8.39	$8.92		$8.48	$8.33	$9.14		$9.66
Total return (%) (r)(s)(t)(x)	6.77	(n)	(3.84)	7.03		3.59	(6.89)	(3.55	)(n)	1.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.78	0.79		0.80	0.83	0.82	(a)	0.82
Expenses after expense reductions (f)	0.69	(a)	0.69	0.67		0.67	0.64	0.73	(a)	0.71
Net investment income (loss)	2.28	(a)	2.07	1.78		1.85	1.84	3.80	(a)	3.68
Portfolio turnover	60	(n)	108	50		56	143	39	(n)	74
Net assets at end of period (000 omitted)	$607,252		$601,381	$634,630		$599,806	$621,455	$723,112		$709,082

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(z)	For the period June 1, 2014 through November 30, 2014. On September 9, 2014, the fund changed its fiscal year-end from May 31 to November 30.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2019, the fund did not have more than 25% of its assets invested in any one industry.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that purchased callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to

Notes to Financial Statements (unaudited) – continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of May 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$106,545,049	$—	$106,545,049
Non-U.S. Sovereign Debt	—	225,304,309	—	225,304,309
Municipal Bonds	—	1,233,000	—	1,233,000
U.S. Corporate Bonds	—	119,705,902	—	119,705,902
Residential Mortgage-Backed Securities	—	30,177,880	—	30,177,880
Commercial Mortgage-Backed Securities	—	5,553,604	—	5,553,604
Asset-Backed Securities (including CDOs)	—	19,183,461	—	19,183,461
Foreign Bonds	—	98,017,358	—	98,017,358
Mutual Funds	8,105,033	—	—	8,105,033
Total	$8,105,033	$605,720,563	$—	$613,825,596

Other Financial Instruments
Futures Contracts – Assets	$70,001	$—	$—	$70,001
Futures Contracts – Liabilities	(1,369,985)	—	—	(1,369,985)
Forward Foreign Currency Exchange Contracts – Assets	—	2,892,867	—	2,892,867
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,541,584)	—	(2,541,584)
Written Options – Liabilities	—	(440,513)	—	(440,513)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$70,001	$(1,369,985)
Credit	Written Options	—	(440,513)
Credit	Purchased Options	409,733	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,892,867	(2,541,584)
Total		$3,372,601	$(4,352,082)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(3,506,671)	$—	$—	$—
Credit	—	—	(74,042)	29,934
Foreign Exchange	—	(644,113)	—	—
Total	$(3,506,671)	$(644,113)	$(74,042)	$29,934

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(865,573)	$—	$—	$—
Credit	—	—	32,208	(106,361)
Foreign Exchange	—	1,717,587	—	—
Total	$(865,573)	$1,717,587	$32,208	$(106,361)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was

Notes to Financial Statements (unaudited) – continued

written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement

Notes to Financial Statements (unaudited) – continued

between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

Notes to Financial Statements (unaudited) – continued

above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/18
Ordinary income (including any short-term capital gains)	$13,934,958

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/19

Cost of investments	$601,093,018
Gross appreciation	19,399,387

Gross depreciation	(6,666,809)
Net unrealized appreciation (depreciation)	$12,732,578

As of 11/30/18

Capital loss carryforwards	(12,469,914)
Late year ordinary loss deferral	(451,792)
Other temporary differences	(1,318,907)
Net unrealized appreciation (depreciation)	(22,786,123)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(8,504,292)
Long-Term	(3,965,622)
Total	$(12,469,914)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally

Notes to Financial Statements (unaudited) – continued

due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 5/31/19	Year ended 11/30/18
Class A	$132,803	$252,279
Class B	3,934	9,006
Class C	13,163	25,733
Class I	12,884	40,248
Class R1	1,252	1,838
Class R2	1,751	3,780
Class R3	691	1,772
Class R4	575	1,127
Class R6	6,552,903	13,599,175
Total	$6,719,956	$13,934,958

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets up to $1 billion and 0.55% of average daily net assets in excess of $1 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2019, this management fee reduction amounted to $29,722, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2019 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

				Classes

A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.74%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2020. For the six months ended May 31, 2019, this reduction amounted to $260,623, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $730 for the six months ended May 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$17,804
Class B	0.75%	0.25%	1.00%	1.00%	3,503
Class C	0.75%	0.25%	1.00%	1.00%	11,729
Class R1	0.75%	0.25%	1.00%	1.00%	1,120
Class R2	0.25%	0.25%	0.50%	0.50%	542
Class R3	—	0.25%	0.25%	0.25%	92
Total Distribution and Service Fees					$34,790

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2019, this rebate amounted to $136 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2019, were as follows:

Amount
Class A	$1,294
Class B	131
Class C	3

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

Notes to Financial Statements (unaudited) – continued

six months ended May 31, 2019, the fee was $5,124, which equated to 0.0017% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $14,770.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended May 31, 2019, these costs for the fund amounted to $328,722 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2019 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2019, the fee paid by the fund under this agreement was $538 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 19, 2018, MFS redeemed 7,461 shares of Class I for an aggregate amount of $67,225.

Notes to Financial Statements (unaudited) – continued

On August 16, 2018, MFS redeemed 14 shares of Class I for an aggregate amount of $125.

On September 25, 2018, MFS redeemed 10,523 shares of Class I for an aggregate amount of $90,394.

On March 19, 2019, MFS redeemed 2,374 shares of Class I for an aggregate amount of $20,751.

At May 31, 2019, MFS held approximately 72% of the outstanding shares of Class R3 and 100% of the outstanding shares of Class R4.

(4) Portfolio Securities

For the six months ended May 31, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$102,482,674	$129,131,922
Non-U.S. Government securities	$252,722,922	$258,870,410

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/19		Year ended 11/30/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	163,883	$1,430,997	775,027	$6,865,349
Class B	1,119	9,654	6,901	61,457
Class C	33,605	289,378	162,766	1,422,514
Class I	35,444	306,010	416,121	3,722,527
Class R1	783	6,769	18,555	161,884
Class R2	674	5,856	2,061	17,983
Class R3	101	870	4,056	35,892
Class R4	—	—	114	964
Class R6	2,027,661	17,599,959	5,365,141	46,804,937
	2,263,270	$19,649,493	6,750,742	$59,093,507

Shares issued to shareholders in reinvestment of distributions
Class A	15,060	$131,978	28,506	$249,111
Class B	451	3,927	1,026	8,915
Class C	1,281	11,161	2,297	19,879
Class I	1,455	12,691	4,254	37,104
Class R1	144	1,252	213	1,838
Class R2	201	1,751	434	3,776
Class R3	79	691	201	1,754
Class R4	66	575	129	1,127
Class R6	751,051	6,546,126	1,560,917	13,586,825
	769,788	$6,710,152	1,597,977	$13,910,329

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/19		Year ended 11/30/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(197,556)	$(1,716,695)	(486,867)	$(4,284,079)
Class B	(10,972)	(95,418)	(30,327)	(265,608)
Class C	(48,951)	(424,012)	(121,111)	(1,053,838)
Class I	(65,643)	(574,535)	(452,716)	(3,936,458)
Class R1	(108)	(930)	(1,705)	(14,689)
Class R2	(203)	(1,779)	(7,765)	(67,720)
Class R3	(2)	(15)	(5,639)	(48,223)
Class R4	—	—	(115)	(962)
Class R6	(5,903,299)	(50,583,486)	(6,415,104)	(56,553,399)
	(6,226,734)	$(53,396,870)	(7,521,349)	$(66,224,976)

Net change
Class A	(18,613)	$(153,720)	316,666	$2,830,381
Class B	(9,402)	(81,837)	(22,400)	(195,236)
Class C	(14,065)	(123,473)	43,952	388,555
Class I	(28,744)	(255,834)	(32,341)	(176,827)
Class R1	819	7,091	17,063	149,033
Class R2	672	5,828	(5,270)	(45,961)
Class R3	178	1,546	(1,382)	(10,577)
Class R4	66	575	128	1,129
Class R6	(3,124,587)	(26,437,401)	510,954	3,838,363
	(3,193,676)	$(27,037,225)	827,370	$6,778,860

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, and the Lifetime 2025 Fund were the owners of record of approximately 43%, 23%, 15%, 5%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at

Notes to Financial Statements (unaudited) – continued

a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2019, the fund’s commitment fee and interest expense were $1,873 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,148,351	$141,827,276	$148,866,496	$(3,394)	$(704)	$8,105,033

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$216,690	$—

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Global Bond Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2019

*	Print name and title of each signing officer under his or her signature.